UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road, Suite 1040
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

 Form 13F File Number:    28-10411
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William S. Berno
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ William S. Berno          Arlington, Virginia             November 14, 2008
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 86
                                              -----------------------

Form 13F Information Table Value Total:           $246,269
                                              -----------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE:

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NAME OF                                  TYPE OF                                       SHR OR   SH/PUT   INVSTMNT   OTHER   VOTING
ISSUER                                   CLASS           CUSIP          VALUE          PRN AMT PRN/CALL   DSCRTN    MGRS   AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Advanta Corp. Class B                    CL B            007942204  $ 4,468,890.00     543,000   SH       Sole       N/A      Sole
Advanta Corporation Class A              CL A            007942105  $   439,174.26      89,082   SH       Sole       N/A      Sole
Allied Defense Group, Inc.                COM            019118108  $ 6,829,810.10   1,119,641   SH       Sole       N/A      Sole
American Pacific Corp.                    COM            028740108  $ 9,071,854.74     694,629   SH       Sole       N/A      Sole
Amerigo resources                         COM            03074G109  $ 1,971,327.90   1,806,900   SH       Sole       N/A      Sole
Argo Group International Holdings Ltd.    COM            G0464B107  $   403,290.08      10,944   SH       Sole       N/A      Sole
Audiovox Corporation Class A             CL A            050757103  $ 7,572,477.94     808,162   SH       Sole       N/A      Sole
Bassett Furniture Industry                COM            070203104  $10,457,419.50   1,223,090   SH       Sole       N/A      Sole
Beazer Homes USA                          COM            07556Q105  $ 1,021,061.08     170,746   SH       Sole       N/A      Sole
Berkshire Hathaway - Class B             CL B            084670207  $   219,750.00          50   SH       Sole       N/A      Sole
Beverly Hills Bancorp                     COM            087866109  $    15,616.00      12,800   SH       Sole       N/A      Sole
BKF Capital Group                         COM            05548G102  $   477,251.50     433,865   SH       Sole       N/A      Sole
Bofi Holdings Inc.                        COM            05566U108  $ 2,430,612.50     421,250   SH       Sole       N/A      Sole
Books-A-Million Inc.                      COM            098570104  $   898,505.00     179,701   SH       Sole       N/A      Sole
Bowl America Inc. - Class A              CL A            102565108  $   348,825.76      26,267   SH       Sole       N/A      Sole
Brandywine Realty Trust                   COM            105368203  $ 2,784,539.24     173,708   SH       Sole       N/A      Sole
Brigham Exploration Co.                   COM            109178103  $ 5,478,613.91     498,509   SH       Sole       N/A      Sole
BRT Realty Trust                          COM            055645303  $ 4,411,454.63     513,557   SH       Sole       N/A      Sole
California First National Bank Corp.      COM            130222102  $ 4,676,458.86     468,114   SH       Sole       N/A      Sole
Callon Petroleum Co.                      COM            13123X102  $11,555,517.15     640,905   SH       Sole       N/A      Sole
Canfor Corporation                        COM            137576104  $ 1,162,932.20     151,700   SH       Sole       N/A      Sole
Canfor Pulp Income                        COM            137582102  $   628,214.45      87,309   SH       Sole       N/A      Sole
ChipMOS Technology Bermuda Ltd.           COM            G2110R106  $ 1,279,760.00     752,800   SH       Sole       N/A      Sole
Coachmen Industries                       COM            189873102  $ 1,408,009.35     853,339   SH       Sole       N/A      Sole
Comstock Homebuilding Class A            CL A            205684103  $    66,006.00     275,025   SH       Sole       N/A      Sole
Cooper Tire & Rubber Co.                  COM            216831107  $ 2,362,420.00     274,700   SH       Sole       N/A      Sole
Covenant Transport Inc. Cl. A.           CL A            22284P105  $   798,246.72     277,169   SH       Sole       N/A      Sole
Dana Holdings Corp.                       COM            235825205  $ 4,330,754.56     894,784   SH       Sole       N/A      Sole
Delta Apparel Inc.                        COM            247368103  $ 4,856,218.05     581,583   SH       Sole       N/A      Sole
Dillards Inc. Class A.                   CL A            254067101  $ 3,656,820.00     309,900   SH       Sole       N/A      Sole
Duckwall-ALCO                             COM            264142100  $ 3,888,566.28     263,453   SH       Sole       N/A      Sole
Exxon Mobil Corp.                         COM            30231G102  $   378,980.80       4,880   SH       Sole       N/A      Sole
FBR Capital Markets Corp.                 COM            30247C301  $ 3,595,291.92     554,829   SH       Sole       N/A      Sole
First Federal Northern Michigan
  Bancorp.                                COM            32021X105  $   187,288.20      35,640   SH       Sole       N/A      Sole
Fisher Communications Inc.                COM            337756209  $ 3,550,491.60      90,114   SH       Sole       N/A      Sole
Frequency Electronics, Inc.               COM            358010106  $ 1,083,324.30     259,790   SH       Sole       N/A      Sole
Friedman Billings Ramsey Group            COM            358434108  $ 8,792,880.00   4,396,440   SH       Sole       N/A      Sole
Handleman Company                         COM            410252100  $ 2,792,597.50   1,595,770   SH       Sole       N/A      Sole
Hardinge Inc.                             COM            412324303  $ 4,390,961.50     345,745   SH       Sole       N/A      Sole
Head N.V.                              Austrian          N3917B106  $ 2,810,544.95   2,001,100   SH       Sole       N/A      Sole
                                        Shares
Horsehead Holdings                        COM            440694305  $13,038,433.60   2,209,904   SH       Sole       N/A      Sole
HRPT Properties Trust                     COM            40426W101  $   988,218.92     143,428   SH       Sole       N/A      Sole
Huttig Building Products                  COM            448451104  $   200,614.92      95,988   SH       Sole       N/A      Sole
IDT Corporation (IDT.C)                   COM            448947101  $     8,008.00      15,400   SH       Sole       N/A      Sole
IDT Corporation Class B. (IDT)           CL B            448947309  $    70,068.53      94,700   SH       Sole       N/A      Sole
Integrated Telecom Express Inc.           COM            45817u994  $     3,083.00     308,300   SH       Sole       N/A      Sole
International Shipholding Corporation     COM            460321201  $ 3,150,731.10     143,869   SH       Sole       N/A      Sole
J. Alexanders Corp.                       COM            466096104  $   660,474.00     122,310   SH       Sole       N/A      Sole
John B. Sanfilippo & Son Inc.             COM            800422107  $   593,087.85      69,367   SH       Sole       N/A      Sole
LandAmerica Financial Group               COM            514936103  $ 2,445,758.00     100,856   SH       Sole       N/A      Sole
Leader Energy Services                    COM            52168A106  $    49,524.83     526,300   SH       Sole       N/A      Sole
Lodgian Inc.                              COM            54021P502  $ 1,295,821.20     164,028   SH       Sole       N/A      Sole
LTX-Credence Corporation                  COM            502403108  $ 1,195,505.28     687,072   SH       Sole       N/A      Sole
Lubys. Inc.                               COM            549282101  $ 2,703,072.12     336,203   SH       Sole       N/A      Sole
M/I Homes Inc.                            COM            55305B101  $ 4,186,964.00     183,800   SH       Sole       N/A      Sole
MAIR Holdings Inc.                        COM            560635997  $ 1,930,313.97   1,649,841   SH       Sole       N/A      Sole
Markel Corporation                        COM            570535104  $   228,475.00         650   SH       Sole       N/A      Sole
Marlin Business Service                   COM            571157106  $ 1,629,279.36     192,132   SH       Sole       N/A      Sole
Medallion Financial Corp.                 COM            583928106  $ 2,290,752.24     218,792   SH       Sole       N/A      Sole
Meridian Resources                        COM            58977Q109  $ 5,372,746.64   2,919,971   SH       Sole       N/A      Sole
Meritage Homes Corp.                      COM            59001A102  $ 2,983,908.20     120,806   SH       Sole       N/A      Sole
Mod-Pac Corp.                             COM            607495108  $   630,560.45     188,227   SH       Sole       N/A      Sole
National RV Holdings                      COM            637277104  $     3,822.75      84,950   SH       Sole       N/A      Sole
Old Republic International Corp.          COM            680223104  $ 6,510,150.00     510,600   SH       Sole       N/A      Sole
Patterson-UTI Energy Inc.                 COM            703481101  $ 1,831,830.00      91,500   SH       Sole       N/A      Sole
Pep Boys - MM&J                           COM            713278109  $   131,016.00      21,200   SH       Sole       N/A      Sole
PMA Capital Corp. Cl. A                  CL A            693419202  $10,413,271.26   1,180,643   SH       Sole       N/A      Sole
Quanta Capital Holdings Ltd.              COM            G7313F106  $ 7,205,410.56   2,610,656   SH       Sole       N/A      Sole
Safety Insurance Group                    COM            78648T100  $   288,268.00       7,600   SH       Sole       N/A      Sole
Sielox Inc.                               COM            82620E107  $    31,056.26     194,102   SH       Sole       N/A      Sole
Sinclair Broadcast Group Class A         CL A            829226109  $    88,200.00      17,500   SH       Sole       N/A      Sole
Spansion Inc. Cl. A.                     CL A            84649R101  $ 4,004,270.00   2,583,400   SH       Sole       N/A      Sole
Sparton Corporation                       COM            847235108  $    28,804.76      11,476   SH       Sole       N/A      Sole
Specialty Underwriters'Alliance           COM            84751T309  $ 6,185,242.09   1,254,613   SH       Sole       N/A      Sole
Spherion Corporation                      COM            848420105  $ 3,578,378.60     734,780   SH       Sole       N/A      Sole
Superior Industries International Inc.    COM            868168105  $ 8,225,062.28     429,283   SH       Sole       N/A      Sole
Sypris Solutions Inc.                     COM            871655106  $   903,810.53     561,373   SH       Sole       N/A      Sole
Tandy Brands Accessories Inc.             COM            875378101  $ 1,630,684.50     343,302   SH       Sole       N/A      Sole
Technology Solutions                      COM            87872T207  $   144,676.70      40,754   SH       Sole       N/A      Sole
Tecumseh Products Company - Class A      CL A            878895200  $ 5,819,371.12     232,403   SH       Sole       N/A      Sole
Tecumseh Products Company - Class B      CL B            878895101  $10,599,879.68     472,576   SH       Sole       N/A      Sole
Tesoro Corp.                              COM            881609101  $ 2,508,129.00     152,100   SH       Sole       N/A      Sole
Unifi Inc.                                COM            904677101  $ 2,634,145.80     544,245   SH       Sole       N/A      Sole
Vestin Realty Mortgage I Inc.             COM            925490104  $    61,258.56      26,809   SH       Sole       N/A      Sole
Wells Fargo & Company                     COM            949746101  $   210,168.00       5,600   SH       Sole       N/A      Sole
Young Broadcasting                        COM            987434107  $    23,909.65      455,422  SH       Sole       N/A      Sole
                                                                 ------------------
                                                                   $246,268,975.84
                                                                 ==================